AB International Value Fund

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares		U.S. $ Value

COMMON STOCKS – 98.4%
Financials – 15.5%
Banks – 8.2%
Bank Hapoalim BM	180,000		$1,089,072
Bank Leumi Le-Israel BM	201,910		1,033,086
Bank of Ireland Group PLC	667,616		1,495,719
Erste Group Bank AG(a)	68,870		1,672,422
KBC Group NV	29,640		1,692,852
Mediobanca Banca di Credito Finanziario SpA(b)	153,200		1,332,363
Westpac Banking Corp.	146,020		1,864,874

			10,180,388

Capital Markets – 1.5%
Credit Suisse Group AG	163,723		1,801,499

Consumer Finance – 0.0%
Isracard Ltd.	0	*	1

Diversified Financial Services – 0.9%
ORIX Corp.	86,100		1,070,319

Insurance – 4.9%
Allianz SE	10,370		2,250,163
NN Group NV(b)	48,900		1,838,269
Suncorp Group Ltd.	295,760		2,023,241

			6,111,673

			19,163,880

Information Technology – 13.1%
Electronic Equipment, Instruments & Components – 0.7%
Zhen Ding Technology Holding Ltd.	213,000		893,206

IT Services – 1.6%
Atos SE(a)	22,510		1,950,906

Semiconductors & Semiconductor Equipment – 6.4%
NXP Semiconductors NV	10,090		1,268,919
Realtek Semiconductor Corp.	103,000		1,334,567
SCREEN Holdings Co., Ltd.(b)	32,900		1,608,280
SK Hynix, Inc.	23,750		1,500,904
Taiwan Semiconductor Manufacturing Co., Ltd.	147,000		2,142,536

			7,855,206

Software – 2.4%
Avast PLC(c)	217,280		1,553,724
Open Text Corp.	30,390		1,378,367

			2,932,091

Technology Hardware, Storage & Peripherals – 2.0%
Samsung Electronics Co., Ltd.	55,390		2,515,046

			16,146,455

Industrials – 12.9%
Aerospace & Defense – 2.2%
MTU Aero Engines AG	6,340		1,177,763

Company	Shares	U.S. $ Value
Saab AB - Class B	51,040	$1,539,919

		2,717,682

Air Freight & Logistics – 1.0%
SG Holdings Co., Ltd.	26,500	1,219,483

Airlines – 1.1%
Wizz Air Holdings PLC(a) (c)	25,080	1,300,965

Electrical Equipment – 1.6%
Fuji Electric Co., Ltd.	65,200	2,034,087

Machinery – 2.5%
Alstom SA(a)	33,840	1,889,063
Weichai Power Co., Ltd. - Class H	590,000	1,184,308

		3,073,371

Professional Services – 1.1%
UT Group Co., Ltd.(a)	45,700	1,357,197

Trading Companies & Distributors – 3.4%
AerCap Holdings NV(a)	72,878	2,155,002
Ashtead Group PLC	58,260	2,020,024

		4,175,026

		15,877,811

Consumer Staples – 12.5%
Beverages – 1.9%
Coca-Cola European Partners PLC	56,840	2,339,534

Food & Staples Retailing – 3.5%
Koninklijke Ahold Delhaize NV	84,260	2,535,029
Tesco PLC(b)	616,200	1,799,451

		4,334,480

Food Products – 5.2%
Morinaga & Co., Ltd./Japan	20,900	765,961
Nichirei Corp.	47,300	1,237,618
Salmar ASA	37,340	2,020,167
WH Group Ltd.(c)	2,707,500	2,333,608

		6,357,354

Tobacco – 1.9%
British American Tobacco PLC	70,670	2,381,934

		15,413,302

Consumer Discretionary – 11.9%
Auto Components – 2.9%
Faurecia SE(a)	49,115	2,150,450
NGK Spark Plug Co., Ltd.	85,400	1,459,672

		3,610,122

Automobiles – 3.1%
Peugeot SA(b)	141,774	2,444,268

Company	Shares	U.S. $ Value

Subaru Corp.	67,600	$1,404,765

		3,849,033

Hotels, Restaurants & Leisure – 3.0%
Galaxy Entertainment Group Ltd.	160,000	1,257,793
GVC Holdings PLC	230,100	2,432,794

		3,690,587

Multiline Retail – 1.7%
Next PLC	26,067	2,088,668

Textiles, Apparel & Luxury Goods – 1.2%
Pandora A/S	20,660	1,508,102

		14,746,512

Health Care – 9.1%
Health Care Equipment & Supplies – 0.9%
ConvaTec Group PLC(c)	437,233	1,116,385

Pharmaceuticals – 8.2%
GlaxoSmithKline PLC	150,800	2,945,624
Roche Holding AG	15,200	5,317,246
Sanofi	18,070	1,830,288

		10,093,158

		11,209,543

Materials – 7.4%
Chemicals – 3.8%
Air Water, Inc.	80,100	1,124,247
Evonik Industries AG	55,130	1,601,053
Tosoh Corp.	133,200	1,970,559

		4,695,859

Metals & Mining – 3.6%
Agnico Eagle Mines Ltd.(b)	18,240	1,503,837
BlueScope Steel Ltd.	195,545	1,826,415
Northern Star Resources Ltd.	114,710	1,155,918

		4,486,170

		9,182,029

Communication Services – 4.8%
Diversified Telecommunication Services – 2.7%
Nippon Telegraph & Telephone Corp.	72,100	1,640,679
Orange SA	152,390	1,702,316

		3,342,995

Entertainment – 1.7%
Nintendo Co., Ltd.	4,000	2,153,230

Interactive Media & Services – 0.4%
Dip Corp.	20,000	441,856

		5,938,081

Energy – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
ENEOS Holdings, Inc.	510,700	2,001,365

Company	Shares	U.S. $ Value

Repsol SA	191,513	$1,512,799
Royal Dutch Shell PLC (Euronext Amsterdam)—Class A(b)	121,570	1,806,670

		5,320,834

Utilities – 4.1%
Electric Utilities – 4.1%
EDP - Energias de Portugal SA	534,844	2,718,916
Enel SpA	265,830	2,407,142

		5,126,058

Real Estate – 2.8%
Equity Real Estate Investment Trusts (REITs) – 1.6%
Vicinity Centres(b)	1,805,911	1,926,171

Real Estate Management & Development – 1.2%
Aroundtown SA	279,530	1,531,272

		3,457,443

Total Common Stocks (cost $120,263,901)		121,581,948

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(d) (e) (f) (cost $605,877)	605,877	605,877

Total Investments Before Security Lending Collateral for Securities Loaned – 98.9% (cost $120,869,778)		122,187,825

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(d) (e) (f) (cost $1,734,046)	1,734,046	1,734,046

Total Investments – 100.3% (cost $122,603,824)(g)		123,921,871
Other assets less liabilities – (0.3)%		(404,761)

Net Assets – 100.0%		$123,517,110

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	KRW	4,396,825	USD	3,706	11/10/2020	$906
Bank of America, NA	USD	199	KRW	236,019	11/10/2020	(153)
Barclays Bank PLC	GBP	817	USD	1,000	09/14/2020	(92,348)
Barclays Bank PLC	JPY	72,463	USD	673	09/14/2020	(11,069)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	NOK	8,210	USD	885	09/14/2020	$(55,269)
Barclays Bank PLC	USD	499	AUD	758	09/14/2020	59,784
Barclays Bank PLC	USD	633	GBP	500	09/14/2020	35,062
Barclays Bank PLC	USD	6,372	JPY	682,957	09/14/2020	76,744
Barclays Bank PLC	USD	1,221	NOK	10,922	09/14/2020	29,557
Barclays Bank PLC	USD	257	TWD	7,490	11/18/2020	(95)
BNP Paribas SA	USD	538	AUD	788	09/14/2020	42,789
Citibank, NA	CHF	510	USD	548	09/14/2020	(16,056)
Citibank, NA	CNY	4,173	USD	589	09/14/2020	(20,000)
Citibank, NA	EUR	3,318	USD	3,883	09/14/2020	(77,861)
Citibank, NA	HKD	7,794	USD	1,005	09/14/2020	(755)
Citibank, NA	USD	598	AUD	855	09/14/2020	32,128
Citibank, NA	USD	2,467	EUR	2,171	09/14/2020	124,449
Citibank, NA	USD	1,767	SEK	16,258	09/14/2020	112,666
Citibank, NA	EUR	898	USD	1,063	12/11/2020	(10,848)
Citibank, NA	HKD	8,343	USD	1,076	12/11/2020	365
Citibank, NA	USD	779	EUR	662	12/11/2020	13,029
Credit Suisse International	USD	1,228	SEK	10,860	09/14/2020	27,804
Credit Suisse International	USD	619	PLN	2,316	12/11/2020	10,121
Goldman Sachs Bank USA	ILS	5,618	USD	1,638	09/14/2020	(36,565)
Goldman Sachs Bank USA	USD	893	JPY	95,066	09/14/2020	4,841
Goldman Sachs Bank USA	USD	1,435	SGD	1,985	09/14/2020	24,200
Goldman Sachs Bank USA	TWD	8,047	USD	276	11/18/2020	235
HSBC Bank USA	USD	679	JPY	73,158	09/14/2020	11,421
HSBC Bank USA	GBP	406	USD	530	12/11/2020	(12,968)
JPMorgan Chase Bank, NA	USD	597	EUR	526	09/14/2020	30,707
Morgan Stanley & Co., Inc.	CAD	803	USD	598	09/14/2020	(17,322)
Morgan Stanley & Co., Inc.	CHF	949	USD	1,024	09/14/2020	(25,871)
Morgan Stanley & Co., Inc.	EUR	1,942	USD	2,149	09/14/2020	(169,475)
Morgan Stanley & Co., Inc.	JPY	260,013	USD	2,449	09/14/2020	(6,507)
Morgan Stanley & Co., Inc.	USD	569	AUD	816	09/14/2020	32,411
Morgan Stanley & Co., Inc.	USD	1,433	EUR	1,235	09/14/2020	41,072
Morgan Stanley & Co., Inc.	KRW	457,736	USD	386	11/10/2020	(149)
Morgan Stanley & Co., Inc.	TWD	131,438	USD	4,519	11/18/2020	14,068
Morgan Stanley & Co., Inc.	USD	648	CHF	589	12/11/2020	5,424
Natwest Markets PLC	GBP	990	USD	1,225	09/14/2020	(98,153)
Natwest Markets PLC	JPY	73,282	USD	685	09/14/2020	(7,193)
Natwest Markets PLC	NOK	5,612	USD	606	09/14/2020	(36,557)
Natwest Markets PLC	USD	573	EUR	508	09/14/2020	33,543
Natwest Markets PLC	USD	1,254	GBP	986	09/14/2020	63,966
Standard Chartered Bank	USD	1,127	CNY	7,906	09/14/2020	25,641
State Street Bank & Trust Co.	AUD	3,709	USD	2,601	09/14/2020	(134,892)
State Street Bank & Trust Co.	CAD	1,069	USD	773	09/14/2020	(46,584)
State Street Bank & Trust Co.	CHF	1,624	USD	1,744	09/14/2020	(53,150)
State Street Bank & Trust Co.	EUR	2,220	USD	2,563	09/14/2020	(86,527)
State Street Bank & Trust Co.	GBP	2,737	USD	3,439	09/14/2020	(219,938)
State Street Bank & Trust Co.	HKD	11,793	USD	1,521	09/14/2020	(122)
State Street Bank & Trust Co.	ILS	1,608	USD	470	09/14/2020	(9,710)
State Street Bank & Trust Co.	JPY	138,961	USD	1,316	09/14/2020	3,688
State Street Bank & Trust Co.	JPY	123,041	USD	1,147	09/14/2020	(15,126)
State Street Bank & Trust Co.	SEK	5,681	USD	651	09/14/2020	(6,035)
State Street Bank & Trust Co.	SGD	336	USD	243	09/14/2020	(4,282)
State Street Bank & Trust Co.	USD	317	AUD	492	09/14/2020	45,809
State Street Bank & Trust Co.	USD	1,058	CAD	1,421	09/14/2020	31,891
State Street Bank & Trust Co.	USD	908	CHF	872	09/14/2020	56,560

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	3,483	EUR	3,039	09/14/2020	$144,568
State Street Bank & Trust Co.	USD	2,225	GBP	1,757	09/14/2020	123,430
State Street Bank & Trust Co.	USD	127	HKD	985	09/14/2020	1
State Street Bank & Trust Co.	USD	203	ILS	691	09/14/2020	3,016
State Street Bank & Trust Co.	USD	2,163	JPY	231,506	09/14/2020	23,582
State Street Bank & Trust Co.	USD	782	JPY	82,331	09/14/2020	(4,097)
State Street Bank & Trust Co.	USD	318	NOK	2,900	09/14/2020	14,253
State Street Bank & Trust Co.	USD	448	NZD	686	09/14/2020	14,137
State Street Bank & Trust Co.	USD	1,032	SEK	9,401	09/14/2020	54,594
State Street Bank & Trust Co.	AUD	1,614	USD	1,161	12/11/2020	(29,485)
State Street Bank & Trust Co.	NOK	1,227	USD	135	12/11/2020	(5,080)
State Street Bank & Trust Co.	USD	1,165	AUD	1,614	12/11/2020	25,859
State Street Bank & Trust Co.	USD	344	CHF	313	12/11/2020	3,491
State Street Bank & Trust Co.	USD	1,729	EUR	1,461	12/11/2020	17,849
State Street Bank & Trust Co.	USD	642	JPY	68,107	12/11/2020	1,442
State Street Bank & Trust Co.	USD	1,779	JPY	187,544	12/11/2020	(6,006)
State Street Bank & Trust Co.	USD	138	NOK	1,227	12/11/2020	2,948
State Street Bank & Trust Co.	USD	818	SEK	7,137	12/11/2020	8,405
UBS AG	CAD	3,152	USD	2,354	09/14/2020	(62,847)
UBS AG	USD	4,322	CHF	4,074	09/14/2020	186,512
UBS AG	USD	1,022	JPY	110,597	09/14/2020	22,692
UBS AG	TWD	5,568	USD	192	11/18/2020	1,476
UBS AG	USD	364	TWD	10,607	11/18/2020	(328)

						$259,713

*	Share amount less than 0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $6,304,682 or 5.1% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,063,360 and gross unrealized depreciation of investments was $(15,485,600), resulting in net unrealized appreciation of $1,577,760.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2020 (unaudited)

17.6%	Japan
16.8%	United Kingdom
9.8%	France
7.2%	Australia
6.9%	Switzerland
5.4%	Germany
4.6%	Netherlands
3.6%	Taiwan
3.3%	South Korea
3.0%	Italy
3.0%	Ireland
2.3%	Canada
2.2%	Portugal
13.8%	Other
0.5%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, China, Denmark, Hong Kong, Israel, Macau, Norway, Spain and Sweden.

AB International Value Fund

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$19,163,880	$—	$19,163,880
Information Technology	2,647,286	13,499,169	—	16,146,455
Industrials	2,155,002	13,722,809	—	15,877,811
Consumer Staples	2,339,534	13,073,768	—	15,413,302
Consumer Discretionary	—	14,746,512	—	14,746,512
Health Care	—	11,209,543	—	11,209,543
Materials	1,503,837	7,678,192	—	9,182,029
Communication Services	—	5,938,081	—	5,938,081
Energy	—	5,320,834	—	5,320,834
Utilities	—	5,126,058	—	5,126,058
Real Estate	—	3,457,443	—	3,457,443

Short-Term Investments	605,877	—		—	605,877
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,734,046	—		—	1,734,046

Total Investments in Securities	10,985,582	112,936,289	(a)	—	123,921,871
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,639,136		—	1,639,136
Liabilities:
Forward Currency Exchange Contracts	—	(1,379,423)		—	(1,379,423)

Total	$10,985,582	$113,196,002		$—	$124,181,584

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,535	$30,290	$31,219	$606	$8
Government Money Market Portfolio*	9,200	51,156	58,622	1,734	18
Total	$10,735	$81,446	$89,841	$2,340	$26

*	Investments of cash collateral for securities lending transactions